Fair Value Measures and Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following tables set forth the Company’s cash equivalents and marketable securities that were measured at fair value on a recurring basis by level within the fair value hierarchy (in millions):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
U.S. Treasury securities	$—	$3	$—	$3
Short-term marketable securities
Commercial paper	—	76	—	76
Corporate bonds	—	51	—	51
U.S. government agency securities	—	23	—	23
U.S. Treasury securities	—	364	—	364

Total	$—	$517	$—	$517

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$996	$—	$—	$996
U.S. Treasury securities	—	148	—	148
Short-term marketable securities
Commercial paper	—	414	—	414
Corporate bonds	—	118	—	118
U.S. government agency securities	—	69	—	69
U.S. Treasury securities	—	698	—	698
Long-term marketable securities
Corporate bonds	—	158	—	158
U.S. government agency securities	—	10	—	10
U.S. Treasury securities	—	386	—	386

Total	$996	$2,001	$—	$2,997

The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in millions):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents
Corporate bonds	$—	$2	$—	$2
Short-term marketable securities
Commercial paper	—	8	—	8
Corporate bonds	—	110	—	110
U.S. government agency securities	—	43	—	43
U.S. Treasury securities	—	347	—	347

Total	$—	$510	$—	$510

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
U.S. Treasury securities	$—	$3	$—	$3
Short-term marketable securities
Commercial paper	—	76	—	76
Corporate bonds	—	51	—	51
U.S. government agency securities	—	23	—	23
U.S. Treasury securities	—	364	—	364

Total	$—	$517	$—	$517